Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries of the Group are All Owned by the Company through Equity Investment

As of December 31, 2024, the details of the Company’s subsidiaries are as follows. All subsidiaries of the Group are all owned by the Company through equity investment.

Entity	Controlled by	Date of Incorporation /Acquisition	Place of incorporation	Percentage of direct ownership	Principal activities
Jayud Global Logistics (Hong Kong) Limited (“JYD HK”)	Jayud	June 24, 2022	Hong Kong	100%	Wholly foreign owned enterprise
Joyed Logistics Services Inc. (“JYD US”)	Jayud	April 25, 2023	U.S.A.	100%	Freight forwarding
Shenzhen Jayud Logistics Technology Co., Ltd (“JYD WLKJ”)	JYD HK	July 23, 2015	PRC	100%	Freight forwarding
Hongkong Jayud International Logistics Company Limited (“JYD HKGJHY”)	JYD HK	December 31, 2017	Hong Kong	100%	Agent service
HK XINYX Technology Limited (“HK XYX”)	JYD HK	September 6, 2023	Hong Kong	100%	International trading
HK (FASTFLY) International Logistics Co., Limited (“FASTFLY”)	JYD HK	April 2, 2024	Hong Kong	51%	Freight forwarding
HYTX Warehouse Inc. (“HYTX”)	JYD US	May 15, 2024	U.S.A.	51%	Warehousing
Yukon Flooring Bellaire LLC (“YFB”)	JYD US	October 25, 2024	U.S.A.	95%	Warehousing
Shenzhen Jia Yu Da International Logistics Co., Ltd. And its Tianjin Branch, Guangzhou Branch, Qingdao Branch and Ningbo Branch (“JYD SZGJHY”)	JYD WLKJ	June 19, 2011	PRC	100%	Freight forwarding
Shenzhen Jia Yu Da Trading Co., Ltd. (“JYD SM”)	JYD WLKJ	September 18, 2009	PRC	100%	International trading
Shenzhen Jiayuda Customs Declaration Co., Ltd. (“JYD BG”)	JYD WLKJ	September 14, 2015	PRC	100%	Customs brokerage
Shenzhen Xin Yu Xiang Import & Export Co., Ltd. (“JYD XYX”)	JYD WLKJ	October 26, 2011	PRC	100%	International trading
Shenzhen Ronghai Tongda Supply Chain Management Co., Ltd (“JYD RHTD”)	JYD XYX	July 31, 2023	PRC	51%	International trading
Shenzhen Jiayuda Global Supply Chain Co., Ltd. (“JYD HQ”)	JYD WLKJ	April 23, 2014	PRC	100%	Freight forwarding
Sky Pacific Logistics HK Company Limited (“TPYHK”)	JYD HQ	March 2, 2016	Hong Kong	67%	Agent service
Shenzhen Jiayuda E-Commerce Technology Co., Ltd (“JYD DS”)	JYD WLKJ	April 1, 2021	PRC	100%	Freight forwarding
Nanjing Jiayuda Logistics Co., Ltd. And its Nantong Branch, and Xiamen Branch (“JYD NJWL”)	JYD WLKJ	February 12, 2018	PRC	100%	Freight forwarding
Shaanxi JiaYuda Supply Chain Management Co., Ltd. (“JYD SXGYL”)	JYD WLKJ	March 27, 2018	PRC	100%	Freight forwarding
Shenzhen Jayud Yuncang Technology Co., Ltd. (“JYD YCKJ”)	JYD WLKJ	July 25, 2022	PRC	52%	Warehousing
Shenzhen JNT International Logistics Co.,Ltd (“JNT”)	JYD WLKJ	January 18, 2024	PRC	51%	Freight forwarding
Ezhou Jayud Logistics Technology Co.,Ltd (“EZ WLKJ”)	JYD HK	August 23, 2024	PRC	100%	Freight forwarding
EZhou Jayud International Logistics Co., Ltd. (“EZ GJHY”）	EZ WLKJ	September 2, 2024	PRC	51%	Freight forwarding
YUKON JYD LLC (“YJ”)	Jayud	November 24, 2024	U.S.A.	60%	Freight forwarding